Average Annual Total Returns - FidelityStrategicRealReturnFund-ClassK6PRO - FidelityStrategicRealReturnFund-ClassK6PRO - Fidelity Strategic Real Return Fund	Nov. 29, 2024
Fidelity Strategic Real Return Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	4.81%
Since Inception	5.34%	[1]
LB124
Average Annual Return:
Past 1 year	3.90%
Since Inception	1.79%
F0665
Average Annual Return:
Past 1 year	5.54%
Since Inception	5.27%
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.78%)

[1]	A From October 8, 2019 .